Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Gross Carrying Amount			$ 6,451
Accumulated Amortization			(6,191)
Total finite-lived intangible assets			260
Gross amount			20,721
Accumulated impairment loss			(20,721)
Amortization expense	$ 33	$ 33	$ 1,823
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)
Developed technology
Intangible Assets
Weighted Average Useful Life (years)			10 years
Gross Carrying Amount			$ 5,989
Accumulated Amortization			(5,805)
Total finite-lived intangible assets			$ 184
Trademarks/Tradenames
Intangible Assets
Weighted Average Useful Life (years)			10 years
Gross Carrying Amount			$ 462
Accumulated Amortization			(386)
Total finite-lived intangible assets			76
In-process research and development
Intangible Assets
Total Indefinite-lived intangible assets			$ 0
Impairment of long-lived assets		$ 200